SHARE-BASED COMPENSATION - Employee Share options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
SHARE-BASED COMPENSATION
Unrecognized compensation expense		¥ 363,230
Weighted average period of non vested options	2 years 9 months 18 days	2 years 9 months 18 days
Share based compensation expense		¥ 145,593		¥ 75,695		¥ 54,281
Stock Options
SHARE-BASED COMPENSATION
Share options granted (in shares) | shares	146,426	146,426	965,000	965,000	1,063,293	1,063,293
Share options granted (in dollars per share) | $ / shares	$ 5.25		$ 2.58		$ 4.12
Contractual term of options granted	10 years	10 years
Vesting period	4 years	4 years
Percentage of stock awards vesting each year	25.00%	25.00%
Intrinsic value of share options exercised | $	$ 588		$ 1,260		$ 3,220
Unrecognized compensation expense		¥ 6,893
Weighted average period of non vested options	1 year 3 months 18 days	1 year 3 months 18 days
Share based compensation expense		¥ 25,565		¥ 37,662		¥ 36,633
Non-Employee Share options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years	10 years
Vesting period	4 years	4 years
Vesting percentage (as a percent)	25.00%	25.00%
Intrinsic value of share options exercised | $			$ 211		$ 115
Unrecognized compensation expense		¥ 20
Weighted average period of non vested options	1 month	1 month
Share based compensation expense		¥ 87		111		¥ (511)
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Weighted average period of non vested options	2 years 10 months 24 days	2 years 10 months 24 days
Share based compensation expense		¥ 93,649		¥ 16,642
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%	50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%	50.00%